Note 13 - Earnings (loss) Per Common Share (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Excluded Shares [Member] | Chief Executive Officer [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	147,244
Excluded Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	154,744	180,244	261,511
Chief Executive Officer [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	147,244